5. GE Trademark License	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
5. GE Trademark License

Note 5 GE Trademark License Agreement

The Company entered into an amended License Agreement with General Electric regarding the trademarking of its products. The License Agreement is amortized through its expiration in November 2018.

	March 31, 2016 (Unaudited)	December 31, 2015 (Audited)
GE Trademark License	$12,000,000	$12,000,000
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(5,484,950)	(4,876,254)
Patents – net	$6,515,050	$7,123,746

Amortization expense associated with the GE Trademark Licenses amounted to $608,896 and $602,006 for the three months ended March 31, 2016 and 2015, respectively.

At March 31, 2016, future amortization of intangible assets is as follows for the remaining:

Year Ending December 31
2016	$1,839,465
2017	2,441,472
2018	2,234,113
$6,515,050

Note 5 GE Trademark License Agreement

The Company entered into an amended License Agreement with General Electric regarding the trademarking of its products. The License Agreement is amortized through its expiration in November 2018.

	December 31, 2015	December 31, 2014
GE Trademark License	$12,000,000	$12,000,000
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(4,876,254)	(2,434,783)
Patents – net	$7,123,746	$9,565,217

At December 31, 2015, future amortization of intangible assets is as follows for the remaining:

Year Ending December 31
2016	$2,448,161
2017	2,441,472
2018	2,234,113
$7,123,746